Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	HUMANA INC
Entity Central Index Key	0000049071
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false